Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statutory income tax rates	21.00%
Valuation allowance	$ 5,837,312	$ 4,771,500
Change in valuation allowance	1,065,812	$ 2,323,979
Net operating loss carry forwards	$ 22,380,564
Operating loss expire term	2036
Remaining federal net operating losses	$ 19,048,093
Expire in 2036 [Member]
Net operating loss carry forwards	$ 3,332,471